Debt	12 Months Ended
Dec. 31, 2022
Debt
10. DEBT

In March 2021, the Company entered into an agreement (the “Loan Agreement”) with Trinity Capital Inc. (“Trinity”) to secure a debt commitment of $12.0 million (the “Tranche A”) which was drawn at the closing. The term loan is collateralized by a first-priority, senior secured interest in substantially all of the Company’s assets. In conjunction with the Loan Agreement, the Company issued Trinity a warrant to purchase shares of Common Stock (the “Trinity Warrants”) which is recorded at fair value using the Black-Scholes model, see Note 15 for the fair value assumptions.
The Loan Agreement contains customary representations, warranties and covenants; however, the debt agreement does not include any financial covenants. In May 2021, the debt agreement was modified to increase the overall debt commitment by $15.0 million (the “Tranche B” or the “Amendment”) and $8.0 million of the additional commitment was drawn at the closing and the remaining commitment of $7.0 million was available at the Company’s option at any time through March 10, 2022 subject to certain conditions. The Company drew the $7.0 million in November 2021. In conjunction with the Amendment, the Company cancelled the Initial Warrants and issued 995,099 (783,129 shares post conversion upon the closing of the Business Combination) warrant shares to purchase the Common Stock which was an incremental cost allocated between Tranche A and Tranche B, see Note 13 for further information on these warrants. The Amendment to the debt agreement was considered a modification for accounting purposes. The Company capitalized $2.8 million of debt issuance costs which consist of incremental costs incurred for the lenders and third-party legal firms as well as the fair value of the warrant issued in conjunction with the term loan.
Under the Amendment, the maturity date was modified to be the date equal to 48 months from the first payment date of each specific cash advance. Subject to an interest only period of 19 months following each specific cash advance date, the term loan incurs interest at a rate of the greater of 11%
or
the US Prime Rate plus 7.50% per annum, payable monthly. The Term Loan includes certain negative covenants, primarily consisting of restrictions on the Company’s ability to incur indebtedness, pay dividends, execute fundamental change transactions, and other specified actions.
In January 2022, the debt agreement was modified to increase the overall debt commitment by $5.0 million (the “Tranche C” or the “Third Amendment”) which was drawn on January 27, 2022. Subject to an interest only period of 19 months, Tranche C incurs interest at a rate of the greater of 11% and the US Prime Rate plus 7.50% per annum, payable monthly, until the maturity date, February 1, 2026. Other modifications per the amendment included an extension of the requirement to raise an additional $75 million of equity until April 1, 2022, and a defined exit fee for the additional $5.0 million to be at 20% of the advanced funds under the amendment. The company met the requirement to raise additional equity of $75 million through the business combination mentioned in Note 3. The Company paid an exit fee of $
1.0 million which is 20
% of the Tranche C amount upon the consummation of the merger. The exit fee was capitalized as a debt issuance cost and is amortized using the effective interest method over the life of Tranche C. The exit fee is not applicable to Tranche A and Tranche B. In conjunction with the amendment, the Company also guaranteed payment of all monetary amounts owed and performance of all covenants, obligations and liabilities.
In addition, the Company is required to pay a final payment fee equal to 2.75% of the aggregate amount of all term loan advances. The final payment fee is being accreted and amortized into interest expense using the effective interest rate method over the term of the loan. The effective interest was between 20.75
%
– 26.83% for all tranches of the debt as of December 31, 2022.

The fair value of the debt is classified as Level 2. Given the maturity and variable interest rate on the debt, the book value approximates its fair value. Long term debt and the unamortized discount balances are as follows:

	December 31,	December 31,
	2022	2021

Outstanding principal amount	$30,709	$27,000
Add: accreted liability of final payment fee	407	125
Less: unamortized debt discount, long term	(990)	(1,618)
Less: current portion of long term debt-principal	(9,491)	(1,291)

Debt—net of current portion	$20,635	$24,216

Current portion of long term debt—principal	$9,491	$1,291
Less: current portion of unamortized debt discount	(1,188)	(716)

Debt—current portion	$8,303	$575

During the year ended December 31, 2022, the Company recorded interest expense of $
5.3
 million, which includes the accretion of the end of term liability of $
0.3
 million, the amortization of commitment fee asset of $
0.3
 million and the amortization of debt issuance cost of $
0.9
 million, respectively. The unamortized debt discount of $
2.2
 million as of December 31, 2022 is offset against the carrying value of the term loan in the consolidated balance sheet.
During the 11 months ended December 31, 2021, the Company recorded interest expense of $
2.5
 million, which includes the accretion of the end of term liability of $
0.1
 million, the amortization of commitment fee asset of $
0.1
 million and the amortization of debt issuance cost of $
0.5
 million. The unamortized debt discount of $
2.3
 million as of December 31, 2021 is offset against the carrying value of the term loan in the consolidated balance sheet.
Scheduled principal payments on total outstanding debt as of December 31, 2022 are as follows:

Year ending December 31,

2023	$9,491
2024	13,007
2025	8,020
2026	191

$30,709

Scheduled principal payments on total outstanding debt as of December 31, 2021 are as follows:

Year ending December 31,
2022	$702
2023	8,682
2024	11,008
2025	6,608
2026	—

$27,000